Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net earnings from continuing operations	$ 39,915	$ 53,909	$ 22,881
Items not affecting cash:
Depreciation and amortization	38,624	36,033	32,671
Spin-off stock-based compensation	35,400
Deferred income tax	2,752	1,488	(16,030)
Earnings from equity method investments	(729)	(589)	(1,107)
Stock option expense	4,253	2,358	2,307
Other	2,983	(1,226)	4,500
Incremental tax benefit on stock options exercised		(4,597)	(2,360)
Changes in non-cash working capital:
Accounts receivable	(5,574)	(25,285)	(21,479)
Unbilled revenues	(12,738)	(3,487)	(102)
Prepaid expenses and other current assets	(5,880)	(1,377)	2,261
Accounts payable	(7,868)	19,539	(6,422)
Accrued liabilities	41,376	48,512	42,022
Income tax payable	4,785	(4,095)	4,952
Unearned revenues	(2,570)	2,884	1,710
Other liabilities	(6,634)	(1,557)	12,373
Contingent acquisition consideration paid	(1,421)	(19,785)
Discontinued operations	30,564	56,343	38,100
Net cash provided by operating activities	157,238	159,068	116,277
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(44,108)	(91,559)	(31,314)
Disposal of business, net of cash disposed (note 4)		8,373	49,460
Purchases of fixed assets	(22,515)	(30,067)	(18,080)
Other investing activities	(7,919)	(3,018)	5,690
Discontinued operations	(10,871)	(39,906)	(33,053)
Net cash used in investing activities	(85,413)	(156,177)	(27,297)
Financing activities
Increase in long-term debt	644,963	307,715	551,932
Repayment of long-term debt	(707,284)	(193,033)	(516,479)
Purchases of non-controlling interests	(9,039)	(36,025)	(6,937)
Sale of interests in subsidiaries to non-controlling interests	2,134	424	1,233
Contingent acquisition consideration	(4,662)	(5,750)	(1,994)
Proceeds received on exercise of stock options	14,529	10,718	7,467
Incremental tax benefit on stock options exercised		4,597	2,360
Dividends paid to preferred shareholders			(2,537)
Dividends paid to common shareholders	(7,178)	(14,361)	(6,890)
Distributions paid to non-controlling interests	(19,065)	(25,956)	(22,001)
Repurchases of Subordinate Voting Shares		(28,868)	(14,554)
Redemption of Preferred Shares			(39,232)
Financing fees paid	(3,029)	(358)	(546)
Net cash (used in) provided by financing activities	(88,631)	19,103	(48,178)
Effect of exchange rate changes on cash	(23,837)	(7,905)	(6,782)
(Decrease) increase in cash and cash equivalents	(40,643)	14,089	34,020
Cash and cash equivalents, beginning of year	156,793	142,704	108,684
Cash and cash equivalents, end of year	$ 116,150	$ 156,793	$ 142,704